UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

   /s/ John T. McCafferty             Dallas, TX            February 14, 2013
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 59
                      Form 13F Information Table Value Total: $6,755,326
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- -------- --------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   63,606    727,670 SH          SOLE                727,670        0        0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100  289,679    544,333 SH          SOLE                544,333        0        0
------------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD        SHS            Y0486S104  180,160  5,692,111 SH          SOLE              5,692,111        0        0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A           084670108    7,641         57 SH          SOLE                     57        0        0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702   43,978    490,276 SH          SOLE                490,276        0        0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                   COM NEW        096227301    3,445  3,704,101 SH          SOLE              3,704,101        0        0
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTCOVE INC                COM            10921T101    4,540    502,252 SH          SOLE                502,252        0        0
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP    COM            13342B105   49,741    880,999 SH          SOLE                880,999        0        0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101   51,768  1,811,353 SH          SOLE              1,811,353        0        0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION             COM            125509109  198,895  3,720,446 SH          SOLE              3,720,446        0        0
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                COM            177376100  247,316  3,768,917 SH          SOLE              3,768,917        0        0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102   88,014  1,191,269 SH          SOLE              1,191,269        0        0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A           20030N101  146,747  3,927,905 SH          SOLE              3,927,905        0        0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL       20030N200   34,513    960,835 SH          SOLE                960,835        0        0
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP        COM            228227104  108,739  1,506,920 SH          SOLE              1,506,920        0        0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW           COM            256677105  225,676  5,118,538 SH          SOLE              5,118,538        0        0
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS               COM            268648102  161,120  6,368,390 SH          SOLE              6,368,390        0        0
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                      ADR B SEK 10   294821608   10,414  1,031,098 SH          SOLE              1,031,098        0        0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS HOLDING CO    COM            30219G108  273,189  5,059,061 SH          SOLE              5,059,061        0        0
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC               COM            315616102   83,647    861,010 SH          SOLE                861,010        0        0
------------------------------------------------------------------------------------------------------------------------------------
FACEBOOK INC                  CL A           30303M102   56,372  2,117,680 SH          SOLE              2,117,680        0        0
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC         COM            307000109  267,616  4,220,414 SH          SOLE              4,220,414        0        0
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  210,916  8,956,105 SH          SOLE              8,956,105        0        0
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL   NOTE 4.250%    31620RAE5   25,587 20,000,000 PRN         SOLE             20,000,000        0        0
                              8/1
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV  COM            31620M106  101,538  2,916,915 SH          SOLE              2,916,915        0        0
------------------------------------------------------------------------------------------------------------------------------------
FLEETCOR TECHNOLOGIES INC     COM            339041105   98,381  1,833,752 SH          SOLE              1,833,752        0        0
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106   98,379    976,953 SH          SOLE                976,953        0        0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A           38259P508  206,134    291,405 SH          SOLE                291,405        0        0
------------------------------------------------------------------------------------------------------------------------------------
ICAD INC                      COM NEW        44934S206       33      6,791 SH          SOLE                  6,791        0        0
------------------------------------------------------------------------------------------------------------------------------------
IRONWOOD PHARMACEUTICALS INC  COM CL A       46333X108   23,287  2,101,695 SH          SOLE              2,101,695        0        0
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                COM            45031U101   30,560  3,749,634 SH          SOLE              3,749,634        0        0
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP          COM            517834107  103,098  2,233,486 SH          SOLE              2,233,486        0        0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER A      530555101  150,161  2,385,018 SH          SOLE              2,385,018        0        0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORPORATION     LIB CAP COM A  530322106   71,157    613,367 SH          SOLE                613,367        0        0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- -------- --------
LIQUIDITY SERVICES INC        COM            53635B107  104,151  2,548,964 SH          SOLE              2,548,964        0        0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104  294,185  7,539,351 SH          SOLE              7,539,351        0        0
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                CL A           57636Q104  101,871    207,359 SH          SOLE                207,359        0        0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    COM            64110D104  263,856  7,864,559 SH          SOLE              7,864,559        0        0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    NOTE 1.750%    64110DAB0   30,938 27,500,000 PRN         SOLE             27,500,000        0        0
                              6/0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A           65248E104  105,251  4,125,860 SH          SOLE              4,125,860        0        0
------------------------------------------------------------------------------------------------------------------------------------
NORDSTROM INC                 COM            655664100   68,915  1,288,134 SH          SOLE              1,288,134        0        0
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                       COM            62944T105  193,326    210,137 SH          SOLE                210,137        0        0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    6,004  3,531,953 SH          SOLE              3,531,953        0        0
------------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC                   COM            73172K104   86,155  8,236,587 SH          SOLE              8,236,587        0        0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             COM NEW        741503403  192,070    309,596 SH          SOLE                309,596        0        0
------------------------------------------------------------------------------------------------------------------------------------
QLIK TECHNOLOGIES INC         COM            74733T105   48,767  2,245,268 SH          SOLE              2,245,268        0        0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103  285,120  4,609,143 SH          SOLE              4,609,143        0        0
------------------------------------------------------------------------------------------------------------------------------------
RALPH LAUREN CORP             CL A           751212101  271,600  1,811,630 SH          SOLE              1,811,630        0        0
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD              COM            806857108   56,899    821,068 SH          SOLE                821,068        0        0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM            83088M102  150,398  7,408,746 SH          SOLE              7,408,746        0        0
------------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL             COM            88076W103   92,635  1,496,769 SH          SOLE              1,496,769        0        0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC           COM            893641100  209,428  1,535,844 SH          SOLE              1,535,844        0        0
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC               COM            896945201   56,872  1,356,677 SH          SOLE              1,356,677        0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE INC     CL B           911312106   58,857    798,273 SH          SOLE                798,273        0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP      COM            913017109  148,556  1,811,432 SH          SOLE              1,811,432        0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        COM            91324P102   38,529    710,348 SH          SOLE                710,348        0        0
------------------------------------------------------------------------------------------------------------------------------------
VISA INC                      COM CL A       92826C839   52,604    347,041 SH          SOLE                347,041        0        0
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           COM            966837106   52,252    573,191 SH          SOLE                573,191        0        0
------------------------------------------------------------------------------------------------------------------------------------
YOUKU TUDOU INC               SPONSORED ADR  98742U100   70,040  3,839,937 SH          SOLE              3,839,937        0        0
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